Other Receivables, Deposits and Prepayments, Net (Tables)	6 Months Ended
Dec. 31, 2024
Other Receivables, Deposits and Prepayments, Net [Abstract]
Schedule of Other Receivables, Deposits and Prepayments, Net
	December 31, 2024	June 30, 2024
	RM	RM
Other receivables	-	246,088
Deposits	4,312,711	9,034,225
Prepayments	124,084	192,880
	4,436,795	9,473,193
Less : impairment allowance	(4,000,000)	-
	436,795	9,473,193